Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investment, Summarized Financial Information [Abstract]
Equity and cost method investments
December 31,	2012	2011
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$21,543	$25,067
Cumulative share of income	1,050,618	958,635
Cumulative share of distributions	(907,509)	(825,261)
	164,652	158,441
Cost method investments	15,269	15,269
Total investments in unconsolidated entities	$179,921	$173,710

Equity method investments, summarized financial position
December 31,	2012	2011
(Dollars in thousands)
Assets
Current	$477,673	$435,732
Due from affiliates	298,707	199,167
Property and other	1,951,887	1,988,331
	$2,728,267	$2,623,230
Liabilities and Equity
Current liabilities	$353,044	$304,742
Deferred credits	84,672	82,371
Long-term liabilities	33,856	36,056
Long-term capital lease obligations	405	234
Partners’ capital and stockholders’ equity	2,256,290	2,199,827
	$2,728,267	$2,623,230

Equity method investments, summarized results of operations
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Results of Operations
Revenues	$5,825,150	$5,540,220	$4,971,525
Operating expenses	4,381,731	4,301,758	3,567,131
Operating income	1,443,419	1,238,462	1,404,394
Other income (expense)	7,190	960	36,168
Net income	$1,450,609	$1,239,422	$1,440,562